Supplement to the
Fidelity® Total Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 29, 2022
Summary Prospectus
Michael Weaver no longer serves as a Co-Portfolio Manager of the fund.

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Benjamin Harrison (Co-Portfolio Manager) has managed the fund since 2023.
ATB-SUSTK-0623-104 1.9880630.104	June 7, 2023
Supplement to the
Fidelity® Total Bond Fund
October 29, 2022
Summary Prospectus

Michael Weaver no longer serves as a Co-Portfolio Manager of the fund.

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Benjamin Harrison (Co-Portfolio Manager) has managed the fund since 2023.
TBD-SUSTK-0623-100 1.9910128.100	June 7, 2023